Commitments and Contingencies (Details) - USD ($)		3 Months Ended
	Jun. 30, 2020	Sep. 30, 2020
Commitments and Contingencies (Textual)
Underwriting discount, per share	$ 0.20	$ 0.20
Underwriting discount amount	$ 2,100,000	$ 2,400,000
Underwriting commission, per share	$ 0.35	$ 0.35
Underwriting commissions amount	$ 3,675,000	$ 4,200,000
Over-Allotment Option [Member]
Commitments and Contingencies (Textual)
Underwriting discount amount	2,415,000
Underwriting commissions amount	$ 4,226,250